Revenue Recognition	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer
2. Revenue Recognition
As described in Note 1 —
Summary of Operations and Significant Accounting Policies
, the Company recognizes revenue at a point in time or over time consistent with how it satisfies its performance obligations and transfers control to its customers. Revenue from point-in-time
contracts was $3.6 million and $3.0 million for the years ended December 31, 2025 and 2024, respectively. Revenue from over-time contracts was $28.9 million and $25.9 million for the years ended December 31, 2025 and 2024, respectively.
A receivable is recorded when the Company has an unconditional right to receive payment based on the satisfaction of performance obligations. Amounts for which the Company’s right to consideration is conditional upon factors other than the passage of time are recorded as contract assets. The balance of accounts receivable was $9.5 million and $4.0 million as of December 31, 2025 and 2024, respectively as shown on the consolidated balance sheet.

A reconciliation of the beginning and ending balances of contract assets, unbilled receivables and c ontr
act liabilities for the year is shown in the table below (in thousands):

	Year e nded December 31,
	2025			2024
	Unbilled Receivables	Contract Assets	Contract Liabilities	Unbilled Receivables	Contract Assets	Contract Liabilities
Beginning of the year	$3,558	$—	$3,402	$1,304	$—	$2,551
Unbilled receivables additions	29,766	—	—	15,711	—	—
Contract assets additions	—	201	—	—	—	—
Amounts transferred to receivables	(28,590)	—	—	(13,457)	—	—
Customer advance payments	—	—	11,436	—	—	3,525
Revenue recognized	—	—	(7,968)	—	—	(2,674)

End of the year	$4,734	$201	$6,871	$3,558	$—	$3,402

The Company expects to recognize revenue of $
23.4
 million and $0.2 million from remaining performance obligations that are unsatisfied (or partially unsatisfied) for non-cancelable
contracts in the years
ending December 31, 2026 and December 31, 2027, respectively. The increase in contract assets, unbilled receivables and contract liabilities from 2024 to 2025 were primarily driven by the timing of revenue recognition, customer billings and advance payments associated with the increased revenue activity during the year.
Disaggregated Revenue
Revenue from government customers comprised 81% and 80% of total revenue for the years ended December 31, 2025 and 2024, respectively.
The Company’s revenues disaggregated by customer location is as follows (in thousands):

	Year ended December 31,
	2025	2024
United States	$23,204	$12,548
United Kingdom	4,107	11,333
Japan	2,071	3,784
Australia	1,816	146
Other	1,266	1,025

Total revenue	$32,464	$28,836